Derivative Liability (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Sep. 14, 2012	Dec. 31, 2011
Derivative Liability {2}
Common stock issued under purchase agreement to Fairhills			653,595
Common stock, par value	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Aggregate Purchase Price of the common stock			$ 50,000
Additional shares of registered Common Stock			50,000
Derivative Liability, Recorded Amount		20,980
Value of Additional shares		$ 30,000